Debt (Details Narrative) - USD ($)										1 Months Ended	3 Months Ended		9 Months Ended	12 Months Ended			120 Months Ended
	Oct. 23, 2024	Mar. 28, 2024	Mar. 22, 2024	Mar. 21, 2024	Dec. 29, 2023	Sep. 23, 2022	Sep. 23, 2016	Mar. 29, 2016	Dec. 19, 2014	Feb. 28, 2023	Mar. 31, 2025	Mar. 31, 2024	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 19, 2024	Aug. 28, 2024	Dec. 31, 2016	Nov. 20, 2016	Dec. 31, 2014
Debt Instrument [Line Items]
Proceeds from related party debt											$ 80,000			$ 105,000
Volume weighted average price rate														65.00%
Common Stock [Member]
Debt Instrument [Line Items]
Number of shares issued															8,698
One Purchaser [Member]
Debt Instrument [Line Items]
Accrued interest											7,462			$ 5,233
Number of shares issued														30,832
Minimum [Member] | One Purchaser [Member]
Debt Instrument [Line Items]
Principal amount														$ 50,000
Interest rate														7.50%
Maximum [Member] | One Purchaser [Member]
Debt Instrument [Line Items]
Principal amount														$ 89,158
Interest rate														10.00%
Two Unsecured Promissory Notes [Member]
Debt Instrument [Line Items]
Bear interest rate							10.00%
Debt term							6 years
Note issued							$ 30,000												$ 80,000	$ 50,000
Balance outstanding															$ 30,000
Principal amount																$ 50,000
Accrued interest																27,972
Interest converted						$ 95,088
Original issued and outstanding															50,000
Accrued interest															134,414
Promissory Notes Payable [Member]
Debt Instrument [Line Items]
Debt amount								$ 30,000	$ 40,000										$ 70,000		$ 70,000
Bear interest rate								10.00%	10.00%								10.00%
Debt term								6 years	6 years								6 years
Note issued															$ 70,000
Promissory Notes [Member]
Debt Instrument [Line Items]
Accrued interest														$ 2,997
Principal amount issued														100,000
Number of shares issued															8,698
Convertible Notes [Member]
Debt Instrument [Line Items]
Principal amount															$ 2,000,000
Accrued interest														131,417	$ 95,396
Convertible note issued amount														$ 102,997
Number of shares issued															67,239
Aggregate principal amount															$ 2,000,000
Interest rate														7.50%
Five Promissory Note Agreements [Member]
Debt Instrument [Line Items]
Debt amount															250,000	$ 250,000
Debt term																1 year
Accrued interest															19,880
Five Promissory Note Agreements [Member] | Minimum [Member]
Debt Instrument [Line Items]
Bear interest rate																7.00%
Five Promissory Note Agreements [Member] | Maximum [Member]
Debt Instrument [Line Items]
Bear interest rate																9.00%
Five Promissory Note Agreements [Member] | Related Party [Member]
Debt Instrument [Line Items]
Debt amount																$ 175,000
Three Promissory Note Agreements [Member] | Related Party [Member]
Debt Instrument [Line Items]
Promissory note amount															$ 175,000
Number of shares issued															1,010,402
Proceeds from related party debt															$ 100,000
Two Promissory Note [Member]
Debt Instrument [Line Items]
Debt amount				$ 75,000
Accrued interest				$ 2,710
One Promissory Note [Member]
Debt Instrument [Line Items]
Debt amount			$ 50,000
Accrued interest			5,322
One Promissory Note Agreement [Member]
Debt Instrument [Line Items]
Debt amount		$ 25,000
Debt term		1 year
Principal amount		$ 35,471
Accrued interest											3,869			$ 2,717
Number of shares issued	9,223	3,250
Outstanding principal amount	$ 46,113										46,113
One Promissory Note Agreement [Member] | Minimum [Member]
Debt Instrument [Line Items]
Increase of intertest rate		9.00%
One Promissory Note Agreement [Member] | Maximum [Member]
Debt Instrument [Line Items]
Increase of intertest rate		10.00%
One Promissory Note Agreement [Member] | Related Party [Member]
Debt Instrument [Line Items]
Debt amount			100,000
Accrued interest			$ 10,500
Five Promissory Note Agreement [Member]
Debt Instrument [Line Items]
Accrued interest											47,204			28,868
Outstanding principal amount											733,436		$ 733,436	733,436
Percentage of convertible notes issued																		8.00%
Five Promissory Note Agreement [Member] | Related Party [Member]
Debt Instrument [Line Items]
Debt amount																		$ 564,182
Number of shares issued													146,687
Five Promissory Note Agreement [Member] | Minimum [Member]
Debt Instrument [Line Items]
Percentage of convertible notes issued													8.00%
Five Promissory Note Agreement [Member] | Maximum [Member]
Debt Instrument [Line Items]
Percentage of convertible notes issued													10.00%
Short Term Promissory Note Agreement [Member]
Debt Instrument [Line Items]
Debt amount														99,098	125,000
Principal amount											99,098		$ 107,551	99,098
Accrued interest											2,835			358
Promissory note amount														$ 107,551
Discount amount															$ 25,000
Increasing principal amount					$ 175,000
Volume weighted average price rate					10.00%									10.00%
Repaid principal amount														$ 150,000
Remaining principal amount														75,000
Short Term Promissory Note Agreement [Member] | July, 12 2024 [Member]
Debt Instrument [Line Items]
Accrued interest														32,551
Increasing principal amount														225,000
Short Term Promissory Note Agreement [Member] | March 31, 2025 [Member]
Debt Instrument [Line Items]
Accrued interest											9,488			5,993
Increasing principal amount											139,817			$ 139,817
Short Term Promissory Note Agreement [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Number of shares issued															8,500,000
Short Term Promissory Note Agreement [Member] | Common Stock [Member] | July, 12 2024 [Member]
Debt Instrument [Line Items]
Number of shares issued														22,500
Short Term Promissory Note Agreement [Member] | Common Stock [Member] | March 31, 2025 [Member]
Debt Instrument [Line Items]
Number of shares issued														27,963
Convertible Promissory Note Agreement [Member]
Debt Instrument [Line Items]
Debt amount														$ 138,074
Debt term										1 year				1 year
Principal amount														$ 25,000	$ 25,000
Accrued interest														2,574
Accrued interest															$ 1,881
Convertible note issued amount														$ 25,000
Percentage of convertible notes issued										9.00%				7.50%
Promissory note amount														$ 100,000
Convertible Promissory Note Agreement [Member] | Related Party [Member]
Debt Instrument [Line Items]
Convertible note issued amount										$ 25,000
Triggering Transaction if within 120-days [Member]
Debt Instrument [Line Items]
Conversion percentage														75.00%
Triggering Transaction if within 121 to 150-days [Member]
Debt Instrument [Line Items]
Conversion percentage														70.00%
Triggering Transaction if more than 150-days [Member]
Debt Instrument [Line Items]
Conversion percentage														65.00%
Six Investors [Member]
Debt Instrument [Line Items]
Debt amount											3,394,584			$ 3,394,584
Accrued interest											312,262			$ 227,398
Number of shares issued														234,000
Six Investors [Member] | Minimum [Member]
Debt Instrument [Line Items]
Principal amount														$ 1,950,000
Interest rate														7.50%
Six Investors [Member] | Maximum [Member]
Debt Instrument [Line Items]
Principal amount														$ 3,394,584
Interest rate														10.00%
Ten Convertible Promissory Note Agreements [Member]
Debt Instrument [Line Items]
Debt amount													736,511	$ 736,511
Ten Convertible Promissory Note Agreements [Member] | 10 Months Maturity [Member]
Debt Instrument [Line Items]
Interest rate														7.50%
Ten Convertible Promissory Note Agreements [Member] | Eleven Months Maturity [Member]
Debt Instrument [Line Items]
Interest rate														8.00%
Ten Convertible Promissory Note Agreements [Member] | 12 Months Maturity [Member]
Debt Instrument [Line Items]
Interest rate														10.00%
Ten Convertible Promissory Note Agreements [Member] | Related Party [Member]
Debt Instrument [Line Items]
Debt amount													$ 447,787	$ 447,787
Most Favored Nations [Member]
Debt Instrument [Line Items]
Debt amount														1,047,321
Accrued interest											73,049			$ 46,866
Number of shares issued	240,482
Most Favored Nations [Member] | 10 Months Maturity [Member]
Debt Instrument [Line Items]
Interest rate														7.50%
Most Favored Nations [Member] | 12 Months Maturity [Member]
Debt Instrument [Line Items]
Interest rate														10.00%
Most Favored Nations [Member] | Related Party [Member]
Debt Instrument [Line Items]
Debt amount														$ 631,811
Five Convertible Promissory Note Agreements [Member]
Debt Instrument [Line Items]
Debt amount											105,000
Accrued interest											$ 1,213
Interest rate											10.00%
Five Convertible Promissory Note Agreements [Member] | Related Party [Member]
Debt Instrument [Line Items]
Debt amount											$ 80,000